INVESTMENTS (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 26, 2006
Investments accounted for under the equity method	$ 1,052,668	$ 1,066,915	$ 815,550	$ 87,200
Investments accounted for under the cost method	1,050,000	1,050,000	766,598	766,598	250,000
Total	$ 2,102,668	$ 2,116,915	$ 1,582,148